Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Convertible notes payable, debt discount current		$ 0	$ 0
Convertible notes payable, debt discount non current		$ 0	$ 43,288
Series A preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Series A preferred stock, shares issued
Series A preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, share issued	34,294,546	33,103,860	26,526,405
Common stock, share outstanding	34,294,546	33,103,860	26,526,405